Leases - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease cost	$ 2,700	$ 2,700	$ 5,500	$ 5,500
Operating Lease, Right-of-Use Asset	45,834		45,834		$ 48,739
Operating Lease, Liability	$ 47,187		$ 47,187		50,392
HMH Holding BV And Subsidiaries [Member]
Lessee, Lease, Description [Line Items]
Operating lease cost					11,261	$ 9,708
Operating Lease, Right-of-Use Asset					48,739	34,673
Operating Lease, Liability					50,392	$ 35,166
HMH Holding BV And Subsidiaries [Member] | Kristiansand Lease [Member]
Lessee, Lease, Description [Line Items]
Operating Lease, Right-of-Use Asset					9,500
Operating Lease, Liability					$ 9,500